Future minimum rental income under operating leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
Note 25 – Future minimum rental income under operating leases

SGOCO’s operations include the leasing of commercial property a property located at No. 11 Hau Fook Street, Kowloon and No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories.
The leases thereon expire at various dates through 2019 to 2022. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2018:

For the year ending December 31,	Future Minimum Rentals
2019	$934
2020	572
2021	146
2022	26
2023	-
Total	1,678

There are no contingent rentals as of December 31, 2018.